Basis of Presentation and General Information - Accounting for the Eagle Merger (Table) (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares
Asset Acquisition, Consideration Transferred | $	$ 665,551,000
Eagle Merger Agreement [Member]
Common Stock, Shares, Outstanding	10,476,091	[1]
Equity awards of Eagle employees and not vested to be replaced | $	$ 237,853	[2]
Conversion of Stock, Shares Converted	10,713,944
Conversion of Stock, Shares Issued	2.6211	[3]
Asset Acquisition, Equity Interest Issued or Issuable, Number of Shares	28,082,319
Star Bulk closing price per share | $ / shares	23.70	[4]
Asset Acquisition, Consideration Transferred | $	$ 665,551,000

[1]	Issued and outstanding shares as of April 9, 2024.
[2]	Under the Eagle Merger Agreement, the Company was obligated to replace the equity awards of Eagle employees not vested based on the agreed exchange ratio.
[3]	The exchange ratio was fixed based on the Eagle Merger Agreement.
[4]	Share price of Star Bulk as of April 9, 2024 represents the closing price of Star Bulk common stock for the calculation of the fair value of the Eagle Merger consideration transferred.